Intangible Assets/Liabilities Other Than Goodwill - Additional Details (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 15, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible asset		$ 116,422	$ 126,815
Favorable lease terms
Intangible asset		1,150	1,180
Acquisition cost		10,398	70,937
Accumulated amortization		7,001	57,930
Gain / (loss) resulting from favorable lease terms written off		$ (3,397)	(13,007)
Unfavorable lease terms
Unfavorable lease terms			0
Acquisition cost			24,721
Accumulated amortization			17,406
Gain / (loss) resulting from favorable lease terms written off			$ 7,315
Two Companies | Navios Logistics
Date of acquisition		Dec. 15, 2014
Total consideration	$ 17,000
Deferred Payment For Acquisition Intangible Assets				$ 6,800	$ 10,200